Cullen International High Dividend Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.34%
Australia - 1.83%
Sonic Healthcare, Ltd.	129,042	$3,439,303

Brazil - 2.89%
Vale SA	312,669	5,417,748

Canada - 3.62%
BCE, Inc.	56,698	2,559,348
Manulife Financial Corp.	197,180	4,239,370
		6,798,718

Finland - 1.82%
UPM-Kymmene Oyj	94,833	3,406,394

France - 14.53%
BNP Paribas SA(a)	112,523	6,845,887
Cie de Saint-Gobain(a)	109,573	6,465,954
Cie Generale des Etablissements Michelin SCA	30,246	4,527,696
Sanofi	25,780	2,547,072
TOTAL SE - Sponsored ADR	148,024	6,889,037
		27,275,646

Germany - 11.59%
Allianz SE	13,978	3,557,896
Deutsche Post AG	96,020	5,260,815
Deutsche Telekom AG	136,223	2,742,895
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,655	4,205,086
Siemens AG	36,418	5,979,055
		21,745,747

Ireland - 2.66%
Smurfit Kappa Group PLC	106,040	4,994,038

Italy - 2.73%
Enel SpA	515,026	5,129,544

Japan - 10.65%
Denka Co., Ltd.	136,200	5,436,929
Nippon Telegraph & Telephone Corp.	125,780	3,228,420
SoftBank Corp.	336,145	4,367,077
Tokio Marine Holdings, Inc.	12,225	581,302
Toyota Motor Corp.	82,000	6,380,781
		19,994,509

Mexico - 1.35%
PLA Administradora Industrial S de RL de CV	1,721,803	2,541,491

	Shares	Value (Note 1)
Netherlands - 2.33%
NN Group NV	89,530	$4,377,125

Russia - 2.13%
MMC Norilsk Nickel PJSC - ADR	127,639	3,993,824

Singapore - 4.42%
Ascendas Real Estate Investment Trust	1,144,825	2,595,686
United Overseas Bank, Ltd.	296,800	5,699,036
		8,294,722

Spain - 2.64%
Iberdrola SA	384,193	4,949,234

Sweden - 2.84%
Svenska Handelsbanken AB	490,193	5,324,323

Switzerland - 9.66%
ABB, Ltd. - Sponsored ADR	26,515	807,912
Nestle SA	34,460	3,840,678
Novartis AG - Sponsored ADR	30,730	2,626,800
Roche Holding AG	5,435	1,756,463
UBS Group AG	253,742	3,929,021
Zurich Insurance Group AG	12,110	5,168,676
		18,129,550

Taiwan - 4.52%
ASE Technology Holding Co., Ltd.	1,169,600	4,406,547
Quanta Computer, Inc.	1,186,000	4,073,459
		8,480,006

United Kingdom - 8.19%
BAE Systems PLC	582,859	4,057,844
British American Tobacco PLC - Sponsored ADR	74,615	2,890,585
Britvic PLC	7,900	91,212
Diageo PLC	9,700	399,770
GlaxoSmithKline PLC	8,503	150,983
Persimmon PLC	120,778	4,895,258
Unilever PLC - Sponsored ADR	51,810	2,892,552
		15,378,204

United States - 1.94%
Las Vegas Sands Corp.	59,774	3,631,868

TOTAL COMMON STOCKS
(Cost $127,904,564)		173,301,994

PREFERRED STOCK - 2.48%
South Korea - 2.48%
Samsung Electronics Co., Ltd.	71,960	4,641,555

TOTAL PREFERRED STOCK
(Cost $2,476,207)		4,641,555

Value (Note 1)
TOTAL INVESTMENTS 94.82%
(Cost $130,380,771)	$177,943,549

Other Assets In Excess Of Liabilities 5.18%	9,747,618

NET ASSETS 100.00%	$187,691,167

(a)	Non-Income Producing Security.

ADR	-	American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	23.40%	$43,927,722
Materials	12.39	23,248,933
Industrials	12.03	22,571,580
Consumer Discretionary	10.35	19,435,603
Communication Services	6.87	12,897,740
Health Care	5.61	10,520,621
Consumer Staples	5.39	10,114,797
Utilities	5.37	10,078,778
Information Technology	4.53	8,480,006
Energy	3.67	6,889,037
Real Estate	2.74	5,137,177
TOTAL COMMON STOCKS	92.34	173,301,994

PREFERRED STOCK
Information Technology	2.48	4,641,555
TOTAL PREFERRED STOCK	2.48	4,641,555

TOTAL INVESTMENTS	94.82%	$177,943,549
Other Assets In Excess Of Liabilities	5.18	9,747,618
TOTAL NET ASSETS	100.00%	$187,691,167

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen High Dividend Equity Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.50%
Aerospace & Defense - 4.52%
General Dynamics Corp.	103,100	$18,718,836
Raytheon Technologies Corp.	413,850	31,978,189
		50,697,025

Air Freight & Logistics - 1.56%
United Parcel Service, Inc., Class B	103,224	17,547,048

Banks - 10.57%
Bank of America Corp.	733,000	28,359,770
Citigroup, Inc.	324,000	23,571,000
JPMorgan Chase & Co.	277,370	42,224,035
Truist Financial Corp.	419,350	24,456,492
		118,611,297

Beverages - 1.45%
Diageo PLC - Sponsored ADR	99,400	16,322,474

Building Products - 2.97%
Johnson Controls International PLC	558,160	33,305,407

Capital Markets - 3.40%
Morgan Stanley	491,750	38,189,305

Chemicals - 2.36%
Dow, Inc.	414,170	26,482,030

Communications Equipment - 2.09%
Cisco Systems, Inc.	453,865	23,469,359

Distributors - 3.23%
Genuine Parts Co.	313,335	36,218,393

Diversified Telecommunication Services - 5.25%
AT&T, Inc.	960,825	29,084,173
BCE, Inc.	660,470	29,813,616
		58,897,789

Electric Utilities - 4.44%
Duke Energy Corp.	209,760	20,248,133
NextEra Energy, Inc.	390,370	29,515,875
		49,764,008

Electronic Equipment, Instruments & Components - 0.34%
Corning, Inc.	86,405	3,759,482

Equity Real Estate Investment Trusts (REITs) - 3.77%
Healthpeak Properties, Inc.	712,850	22,625,859
Welltower, Inc.	275,180	19,711,143
		42,337,002

Food & Staples Retailing - 1.25%
Walgreens Boots Alliance, Inc.	256,400	14,076,360

	Shares	Value (Note 1)
Health Care Equipment & Supplies - 2.65%
Medtronic PLC	251,431	$29,701,544

Household Products - 2.57%
Kimberly-Clark Corp.	207,000	28,783,350

Industrial Conglomerates - 5.04%
3M Co.	149,760	28,855,757
Siemens AG - Sponsored ADR	337,000	27,733,752
		56,589,509

Insurance - 4.21%
Chubb, Ltd.	181,650	28,695,250
Travelers Cos., Inc.	123,627	18,593,501
		47,288,751

Multiline Retail - 3.30%
Target Corp.	186,950	37,029,187

Oil, Gas & Consumable Fuels - 5.66%
Chevron Corp.	295,000	30,913,050
ConocoPhillips	266,000	14,090,020
Exxon Mobil Corp.	331,000	18,479,730
		63,482,800

Personal Products - 2.59%
Unilever PLC - Sponsored ADR	521,145	29,095,525

Pharmaceuticals - 11.24%
Eli Lilly and Co.	85,770	16,023,551
Johnson & Johnson	214,250	35,211,988
Merck & Co., Inc.	289,548	22,321,255
Novartis AG - Sponsored ADR	309,620	26,466,318
Pfizer, Inc.	719,100	26,052,993
		126,076,105

Semiconductors & Semiconductor Equipment - 4.98%
Broadcom, Inc.	54,668	25,347,365
Intel Corp.	477,730	30,574,720
		55,922,085

Software - 1.59%
Microsoft Corp.	75,517	17,804,643

Specialty Retail - 2.70%
Lowe's Cos., Inc.	159,286	30,293,011

Tobacco - 4.77%
Altria Group, Inc.	456,100	23,334,076
Philip Morris International, Inc.	340,550	30,220,407
		53,554,483

TOTAL COMMON STOCKS
(Cost $598,623,909)		1,105,297,972

	Shares	Value (Note 1)
TOTAL INVESTMENTS 98.50%
(Cost $598,623,909)		$1,105,297,972

Other Assets In Excess Of Liabilities 1.50%		16,862,543

NET ASSETS 100.00%		$1,122,160,515

ADR	-	American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	18.19%	$204,089,353
Industrials	14.09	158,138,989
Health Care	13.88	155,777,649
Consumer Staples	12.64	141,832,192
Consumer Discretionary	9.23	103,540,591
Information Technology	9.00	100,955,569
Energy	5.66	63,482,800
Communication Services	5.25	58,897,789
Utilities	4.43	49,764,008
Real Estate	3.77	42,337,002
Materials	2.36	26,482,030
TOTAL COMMON STOCKS	98.50	1,105,297,972

TOTAL INVESTMENTS	98.50%	$1,105,297,972
Other Assets In Excess Of Liabilities	1.50	16,862,543
TOTAL NET ASSETS	100.00%	$1,122,160,515

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 99.67%
Aerospace & Defense - 8.18%
AAR Corp.	8,320	$346,528
Spirit AeroSystems Holdings, Inc., Class A	11,710	569,692
		916,220

Airlines - 3.27%
Copa Holdings SA, Class A(a)	4,542	366,948

Banks - 21.44%
Ameris Bancorp	8,205	430,845
Enterprise Financial Services Corp.	7,220	356,957
First Bancorp/Southern Pines, NC	2,025	88,087
First Horizon Corp.	27,070	457,754
Great Western Bancorp, Inc.	19,635	594,744
South State Corp.	2,381	186,932
Spirit of Texas Bancshares, Inc.	12,875	287,241
		2,402,560

Beverages - 1.64%
Coca-Cola Consolidated, Inc.	635	183,375

Capital Markets - 3.81%
Lazard, Ltd., Class A	9,825	427,486

Chemicals - 4.27%
Cabot Corp.	2,735	143,423
Huntsman Corp.	11,624	335,120
		478,543

Commercial Services & Supplies - 3.39%
Steelcase, Inc., Class A	26,410	380,040

Communications Equipment - 4.46%
Comtech Telecommunications Corp.	20,100	499,284

Construction & Engineering - 1.45%
Quanta Services, Inc.	1,845	162,323

Electrical Equipment - 1.08%
Encore Wire Corp.	1,800	120,834

Energy Equipment & Services - 1.58%
Helmerich & Payne, Inc.	6,570	177,127

Equity Real Estate Investment Trusts (REITs) - 4.44%
Host Hotels & Resorts, Inc.	29,508	497,210

Hotels, Restaurants & Leisure - 4.78%
Denny's Corp.(a)	29,567	535,458

	Shares	Value (Note 1)
Household Durables - 3.04%
Taylor Morrison Home Corp.(a)	11,040	$340,142

IT Services - 1.40%
Sykes Enterprises, Inc.(a)	3,555	156,704

Leisure Products - 0.79%
MasterCraft Boat Holdings, Inc.(a)	3,310	88,013

Machinery - 6.72%
Crane Co.	3,652	342,959
Mayville Engineering Co., Inc.(a)	18,292	263,039
Timken Co.	1,810	146,918
		752,916

Oil, Gas & Consumable Fuels - 4.85%
Cimarex Energy Co.	4,660	276,757
HollyFrontier Corp.	7,470	267,277
		544,034

Paper & Forest Products - 1.18%
Domtar Corp.	3,580	132,281

Professional Services - 9.20%
Barrett Business Services, Inc.	7,325	504,400
BGSF, Inc.	37,620	526,680
		1,031,080

Real Estate Management & Development - 1.22%
Jones Lang LaSalle, Inc.(a)	761	136,249

Semiconductors & Semiconductor Equipment - 1.36%
MKS Instruments, Inc.	825	152,972

Textiles, Apparel & Luxury Goods - 2.87%
Columbia Sportswear Co.	3,050	322,172

Thrifts & Mortgage Finance - 3.25%
Premier Financial Corp.	10,937	363,765

TOTAL COMMON STOCKS
(Cost $8,369,599)		11,167,736

TOTAL INVESTMENTS 99.67%
(Cost $8,369,599)		$11,167,736

Other Assets In Excess Of Liabilities 0.33%		37,549

NET ASSETS 100.00%		$11,205,285

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Industrials	33.29%	$3,730,361
Financials	28.50	3,193,811
Consumer Discretionary	11.48	1,285,785
Information Technology	7.22	808,960
Energy	6.44	721,161
Real Estate	5.65	633,459
Materials	5.45	610,824
Consumer Staples	1.64	183,375
TOTAL COMMON STOCKS	99.67	11,167,736

TOTAL INVESTMENTS	99.67%	$11,167,736
Other Assets In Excess Of Liabilities	0.33	37,549
TOTAL NET ASSETS	100.00%	$11,205,285

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 99.10%
Aerospace & Defense - 7.52%
Boeing Co.(a)	2,775	$706,848
General Dynamics Corp.	3,580	649,985
Raytheon Technologies Corp.	8,183	632,300
		1,989,133

Auto Components - 1.21%
BorgWarner, Inc.	6,905	320,116

Banks - 10.83%
Bank of America Corp.	17,700	684,813
Citigroup, Inc.	12,680	922,470
JPMorgan Chase & Co.	8,270	1,258,942
		2,866,225

Capital Markets - 4.13%
Morgan Stanley	14,065	1,092,288

Communications Equipment - 3.74%
Cisco Systems, Inc.	19,125	988,954

Diversified Telecommunication Services - 2.00%
AT&T, Inc.	17,500	529,725

Electrical Equipment - 1.56%
Sensata Technologies Holding PLC(a)	7,150	414,343

Electronic Equipment, Instruments & Components - 3.39%
Arrow Electronics, Inc.(a)	8,100	897,642

Entertainment - 3.94%
Walt Disney Co.(a)	5,645	1,041,615

Food Products - 2.19%
Mondelez International, Inc., Class A	9,890	578,862

Health Care Equipment & Supplies - 3.13%
Medtronic PLC	7,005	827,501

Industrial Conglomerates - 6.96%
3M Co.	3,230	622,357
Siemens AG - Sponsored ADR	14,815	1,219,215
		1,841,572

Insurance - 8.79%
Allstate Corp.	6,950	798,555
Chubb, Ltd.	6,046	955,087
Travelers Cos., Inc.	3,800	571,520
		2,325,162

	Shares	Value (Note 1)
Life Sciences Tools & Services - 3.27%
Thermo Fisher Scientific, Inc.	1,895	$864,840

Media - 2.74%
Comcast Corp., Class A	13,400	725,074

Metals & Mining - 2.68%
Newmont Corp.	11,770	709,378

Oil, Gas & Consumable Fuels - 4.54%
Chevron Corp.	5,550	581,584
ConocoPhillips	11,700	619,749
		1,201,333

Personal Products - 2.13%
Unilever PLC - Sponsored ADR	10,115	564,720

Pharmaceuticals - 17.08%
Bristol-Myers Squibb Co.	14,420	910,335
GlaxoSmithKline PLC - Sponsored ADR	13,800	492,522
Johnson & Johnson	4,245	697,666
Merck & Co., Inc.	11,980	923,538
Novartis AG - Sponsored ADR	8,130	694,952
Pfizer, Inc.	22,072	799,669
		4,518,682

Software - 4.33%
Microsoft Corp.	1,085	255,810
Oracle Corp.	12,705	891,510
		1,147,320

Specialty Retail - 2.94%
Lowe's Cos., Inc.	4,091	778,026

TOTAL COMMON STOCKS
(Cost $15,058,383)		26,222,511

TOTAL INVESTMENTS 99.10%
(Cost $15,058,383)		$26,222,511

Other Assets In Excess Of Liabilities 0.90%		238,794

NET ASSETS 100.00%		$26,461,305

(a)	Non-Income Producing Security.

ADR	-	American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	23.75%	$6,283,675
Health Care	23.47	6,211,023
Industrials	16.04	4,245,048
Information Technology	11.47	3,033,916
Communication Services	8.68	2,296,414
Energy	4.54	1,201,333
Consumer Staples	4.32	1,143,582
Consumer Discretionary	4.15	1,098,142
Materials	2.68	709,378
TOTAL COMMON STOCKS	99.10	26,222,511

TOTAL INVESTMENTS	99.10%	$26,222,511
Other Assets In Excess Of Liabilities	0.90	238,794
TOTAL NET ASSETS	100.00%	$26,461,305

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 90.70%
Brazil - 2.89%
Vale SA	488,928	$8,471,862

Canada - 1.67%
Lundin Mining Corp.	474,425	4,881,289

Chile - 2.04%
Enel Chile SA	25,548,628	1,988,753
Vina Concha y Toro SA	2,326,589	3,994,795
		5,983,548

China - 11.60%
China Construction Bank Corp., Class H	7,969,300	6,704,213
China Yongda Automobiles Services Holdings, Ltd.	3,371,100	6,157,577
CIFI Holdings Group Co., Ltd.	2,773,000	2,689,497
KWG Group Holdings, Ltd.	1,971,000	3,372,004
Ping An Insurance Group Co. of China, Ltd., Class H	449,000	5,345,307
Saic Motor Corp Ltd	1,243,540	3,731,569
Times China Holdings, Ltd.	3,181,600	4,379,043
Zijin Mining Group Co., Ltd., Class H	1,307,000	1,607,250
		33,986,460

Czech Republic - 0.39%
Komercni Banka AS(a)	37,100	1,145,188

Egypt - 1.22%
Integrated Diagnostics Holdings PLC(b)(c)	3,381,400	3,567,377

Greece - 1.30%
OPAP SA	282,488	3,819,599

Hong Kong - 10.70%
AIA Group, Ltd.	657,000	7,969,424
BOC Aviation, Ltd.(b)(c)	365,520	3,540,430
Health & Happiness H&H International Holdings, Ltd.	305,500	1,159,266
Nine Dragons Paper Holdings, Ltd.	2,223,700	3,255,130
Power Assets Holdings, Ltd.	10,000	59,042
Sands China, Ltd.(a)	1,062,900	5,311,697
WH Group, Ltd.(b)(c)	3,809,500	3,087,155
Xinyi Glass Holdings, Ltd.	2,135,500	6,977,232
		31,359,376

India - 6.62%
Ascendas India Trust	3,190,980	3,510,742
Bharat Electronics, Ltd.	1,561,100	2,671,093
Embassy Office Parks REIT	808,800	3,600,198
ICICI Bank, Ltd. - Sponsored ADR(a)	327,150	5,244,214

	Shares	Value (Note 1)
India (continued)
Power Grid Corp Of India Ltd.	1,484,500	$4,378,553
		19,404,800

Indonesia - 1.36%
Bank Rakyat Indonesia Persero Tbk PT(a)	13,193,500	3,996,654

Kazakhstan - 1.43%
Kaspi.KZ JSC - GDR	58,935	4,184,385

Mexico - 3.71%
PLA Administradora Industrial S de RL de CV	3,702,530	5,465,170
Prologis Property Mexico SA de CV	2,495,806	5,397,129
		10,862,299

Peru - 0.23%
Credicorp, Ltd.	4,890	667,827

Russia - 10.91%
Globaltrans Investment PLC - Sponsored GDR(b)	567,495	3,785,192
LSR Group PJSC	288,120	3,145,275
LUKOIL PJSC - Sponsored ADR	149,730	12,096,687
MMC Norilsk Nickel PJSC - ADR	221,262	6,923,288
Sberbank of Russia PJSC - Sponsored ADR	390,318	6,014,800
		31,965,242

South Africa - 2.23%
Mondi PLC	254,200	6,532,561

South Korea - 11.36%
KT&G Corp.	3,630	261,084
Macquarie Korea Infrastructure Fund	494,400	5,089,251
Samsung Electronics Co., Ltd.	142,030	10,215,367
Shinhan Financial Group Co., Ltd.	250,000	8,272,587
SK Telecom Co., Ltd.	38,900	9,452,176
		33,290,465

Taiwan - 14.37%
Accton Technology Corp.	14,000	135,422
ASE Technology Holding Co., Ltd.	1,903,928	7,173,177
Powertech Technology, Inc.	78,500	290,252
Quanta Computer, Inc.	2,008,600	6,898,777
Sinbon Electronics Co., Ltd.	740,000	6,846,809
Sunonwealth Electric Machine Industry Co., Ltd.	2,617,300	4,852,457
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	65,920	7,797,018
Taiwan Union Technology Corp.	542,500	2,272,062
Wiwynn Corp.	198,200	5,855,767
		42,121,741

	Shares	Value (Note 1)
Thailand - 2.86%
Ratch Group PCL	27,797	$45,587
Thai Beverage PCL	7,583,000	4,171,439
Vinythai PCL	3,414,800	4,152,397
		8,369,423

United Kingdom - 2.78%
Anglo American PLC	207,600	8,135,200

Vietnam - 1.03%
Ho Chi Minh City Securities Corp.	2,251,000	3,014,340
SSI Securities Corp.	34	47
		3,014,387

TOTAL COMMON STOCKS
(Cost $197,917,274)		265,759,683

PARTICIPATORY NOTES - 3.97%
China - 3.97%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/30/2024	1,679,670	7,064,607
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023	365,300	4,582,551
		11,647,158

TOTAL PARTICIPATORY NOTES
(Cost $8,116,449)		11,647,158

PREFERRED STOCK - 0.24%
Brazil - 0.24%
Itau Unibanco Holding SA	143,000	710,090

TOTAL PREFERRED STOCK
(Cost $716,464)		710,090

TOTAL INVESTMENTS 94.91%
(Cost $206,750,187)		$278,116,931

Other Assets In Excess Of Liabilities 5.09%		14,901,356

NET ASSETS 100.00%		$293,018,287

(a)	Non-Income Producing Security.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2021, the aggregate value of those securities was $13,980,154, which represents 4.77% of net assets.

(c)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of March 31, 2021 the aggregate value of those securities was $10,194,962, which represents 3.48% of net assets.

ADR	-	American Depositary Receipt
GDR	-	Gross Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	19.67%	$57,648,237
Information Technology	16.21	47,484,651
Materials	15.00	43,958,977
Real Estate	10.77	31,559,058
Industrials	7.45	21,826,404
Consumer Discretionary	6.49	19,020,442
Consumer Staples	4.32	12,673,739
Energy	4.13	12,096,687
Communication Services	3.23	9,452,176
Utilities	2.21	6,471,935
Health Care	1.22	3,567,377
TOTAL COMMON STOCKS	90.70	265,759,683

PARTICIPATORY NOTES
Consumer Discretionary	3.97	11,647,158
TOTAL PARTICIPATORY NOTES	3.97	11,647,158

PREFERRED STOCK
Financials	0.24	710,090
TOTAL PREFERRED STOCK	0.24	710,090

TOTAL INVESTMENTS	94.91%	$278,116,931
Other Assets In Excess Of Liabilities	5.09	14,901,356
TOTAL NET ASSETS	100.00%	$293,018,287

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Enhanced Equity Income Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.74%
Aerospace & Defense - 3.00%
Raytheon Technologies Corp.	26,725	$2,065,041

Banks - 11.19%
Bank of America Corp.(a)	44,956	1,739,347
Citigroup, Inc.	18,304	1,331,616
JPMorgan Chase & Co.	13,365	2,034,554
Truist Financial Corp.(a)	44,571	2,599,381
		7,704,898

Building Products - 2.31%
Johnson Controls International PLC(a)	26,700	1,593,189

Capital Markets - 2.81%
Morgan Stanley	24,935	1,936,452

Chemicals - 2.49%
Dow, Inc.(a)	26,821	1,714,935

Communications Equipment - 2.82%
Cisco Systems, Inc.	37,575	1,943,003

Distributors - 2.86%
Genuine Parts Co.(a)	17,046	1,970,347

Diversified Telecommunication Services - 5.82%
BCE, Inc.	27,740	1,252,184
Verizon Communications, Inc.	47,360	2,753,984
		4,006,168

Electric Utilities - 6.68%
Duke Energy Corp.(a)	26,263	2,535,167
PPL Corp.	71,570	2,064,079
		4,599,246

Electrical Equipment - 3.49%
Eaton Corp. PLC	17,377	2,402,892

Equity Real Estate Investment Trusts (REITs) - 4.39%
Healthpeak Properties, Inc.(a)	53,803	1,707,707
Welltower, Inc.	18,400	1,317,992
		3,025,699

Food & Staples Retailing - 3.12%
Walgreens Boots Alliance, Inc.(a)	39,155	2,149,609

Food Products - 1.96%
Conagra Brands, Inc.(a)	35,849	1,347,922

	Shares	Value (Note 1)
Health Care Equipment & Supplies - 3.00%
Medtronic PLC(a)	17,517	$2,069,283

Insurance - 3.03%
Allstate Corp.	18,171	2,087,848

Metals & Mining - 1.90%
Rio Tinto PLC - ADR	16,885	1,311,120

Oil, Gas & Consumable Fuels - 8.75%
Chevron Corp.	19,554	2,049,064
ConocoPhillips(a)	38,300	2,028,751
Exxon Mobil Corp.(a)	34,875	1,947,071
		6,024,886

Personal Products - 2.00%
Unilever PLC - Sponsored ADR	24,720	1,380,118

Pharmaceuticals - 12.34%
Bristol-Myers Squibb Co.	38,230	2,413,460
Merck & Co., Inc.	26,861	2,070,714
Novartis AG - Sponsored ADR	24,045	2,055,367
Pfizer, Inc.	54,155	1,962,036
		8,501,577

Semiconductors & Semiconductor Equipment - 5.35%
Broadcom, Inc.	3,042	1,410,454
Intel Corp.	35,504	2,272,256
		3,682,710

Specialty Retail - 1.99%
Lowe's Cos., Inc.	7,200	1,369,296

Tobacco - 5.44%
Altria Group, Inc.	33,355	1,706,442
Philip Morris International, Inc.	22,975	2,038,801
		3,745,243

TOTAL COMMON STOCKS
(Cost $59,568,334)		66,631,482

TOTAL INVESTMENTS 96.74%
(Cost $59,568,334)		$66,631,482

Other Assets In Excess Of Liabilities 3.26%		2,244,752

NET ASSETS 100.00%		$68,876,234

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value
CALL OPTIONS WRITTEN (0.15%)
Bank of America Corp., Expires April, 2021, Exercise Price $41.00	$(870,525)	(225)	$(7,425)
Conagra Brands, Inc., Expires April, 2021, Exercise Price $40.50	(1,346,080)	(358)	(8,950)
ConocoPhillips, Expires April, 2021, Exercise Price $60.00	(1,017,024)	(192)	(3,456)
Dow, Inc., Expires April, 2021, Exercise Price $70.00	(780,068)	(122)	(1,830)
Duke Energy Corp., Expires April, 2021, Exercise Price $95.00	(1,274,196)	(132)	(29,700)
Exxon Mobil Corp., Expires April, 2021, Exercise Price $61.00	(977,025)	(175)	(3,500)
Genuine Parts Co., Expires April, 2021, Exercise Price $120.00	(1,965,030)	(170)	(15,300)
Healthpeak Properties, Inc., Expires April, 2021, Exercise Price $33.00	(752,238)	(237)	(4,977)
Johnson Controls International PLC, Expires April, 2021, Exercise Price $62.50	(1,593,189)	(267)	(8,010)
Medtronic PLC, Expires April, 2021, Exercise Price $122.00	(1,819,202)	(154)	(12,936)
Truist Financial Corp., Expires April, 2021, Exercise Price $62.50	(1,236,384)	(212)	(6,360)

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value
CALL OPTIONS WRITTEN (continued)
Walgreens Boots Alliance, Inc., Expires April, 2021, Exercise Price $60.00	$(982,710)	(179)	$(3,401)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $149,224)			(105,845)

TOTAL WRITTEN OPTIONS
(Premiums received $149,224)			$(105,845)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of March 31, 2021.

ADR	-	American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	17.03%	$11,729,198
Health Care	15.35	10,570,860
Consumer Staples	12.52	8,622,892
Industrials	8.80	6,061,122
Energy	8.75	6,024,886
Information Technology	8.17	5,625,713
Utilities	6.68	4,599,246
Communication Services	5.81	4,006,168
Consumer Discretionary	4.85	3,339,643
Materials	4.39	3,026,055
Real Estate	4.39	3,025,699
TOTAL COMMON STOCKS	96.74	66,631,482

TOTAL INVESTMENTS	96.74%	$66,631,482
Other Assets In Excess Of Liabilities	3.26	2,244,752
TOTAL NET ASSETS	100.00%	$68,876,234

CALL OPTIONS WRITTEN
Materials	0.00%*	$(1,830)
Consumer Staples	(0.01)	(12,351)
Real Estate	(0.01)	(4,977)
Industrials	(0.01)	(8,010)
Energy	(0.02)	(6,956)
Financials	(0.02)	(13,785)
Consumer Discretionary	(0.02)	(15,300)
Health Care	(0.02)	(12,936)
Utilities	(0.04)	(29,700)
TOTAL CALL OPTIONS WRITTEN	(0.15)	(105,845)

*	Less than 0.005%.

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
March 31, 2021 (unaudited)

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of March 31, 2021, all written option contracts held are exchange-traded.

The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2021 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$173,301,994	$–	$–	$173,301,994
Preferred Stock	4,641,555	–	–	4,641,555
Total	$177,943,549	$–	$–	$177,943,549

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,105,297,972	$–	$–	$1,105,297,972
Total	$1,105,297,972	$–	$–	$1,105,297,972

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$11,167,736	$–	$–	$11,167,736
Total	$11,167,736	$–	$–	$11,167,736

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$26,222,511	$–	$–	$26,222,511
Total	$26,222,511	$–	$–	$26,222,511

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks
China	$30,254,891	$3,731,569	$–	$33,986,460
Other	231,773,223	–	–	231,773,223
Participatory Notes(3)	–	11,647,158	–	11,647,158
Preferred Stock	710,090	–	–	710,090
Total	$262,738,204	$15,378,727	$–	$278,116,931

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$66,631,482	$–	$–	$66,631,482
Total	$66,631,482	$–	$–	$66,631,482
Other Financial Instruments
Liabilities
Written Options	$(105,845)	–	–	$(105,845)
Total	$(105,845)	–	–	$(105,845)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
(2)	As discussed above, the fair value triggers in place were affected on the date of these financial statements.
(3)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Note 2- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.